Fair Value Measurements (Details 3) (Recurring, Level 3 Fair Value Measurements, Mortgage servicing rights)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Recurring | Level 3 Fair Value Measurements | Mortgage servicing rights
Quantitative Information
Weighted average constant prepayment rate (as a percent)	9.48%	18.60%
Weighted average discount rate (as a percent)	9.06%	7.99%